Fair Value Measurements - Schedule of Fair Value, Concentration of Risk (Details)	Jun. 30, 2025	Jun. 11, 2025 $ / shares	Feb. 26, 2025 $ / shares	Dec. 31, 2024 $ / shares	Mar. 04, 2024 $ / shares
Fair value of common stock
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input				1.47	10.59
Reverse recapitalization, contingent consideration, liability, measurement input					10.59
Fair value of common stock | Lynrock Lake Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		1.50	1.20
Fair value of common stock | Yorkville Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		1.50	1.20
Fair value of common stock | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	3.99			1.47
Fair value of common stock | Derivative Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input			1.23	1.47
Exercise price | Lynrock Lake Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		1.20	1.20
Exercise price | Yorkville Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		1.20	1.20
Expected warrant term (years)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input				1.26	1.25
Expected warrant term (years) | Lynrock Lake Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		9.7	10.0
Expected warrant term (years) | Yorkville Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		4.7	5.0
Expected warrant term (years) | Derivative Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input			1.11	1.26
Expected volatility
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input				1.200	1.300
Reverse recapitalization, contingent consideration, liability, measurement input				0.230	0.260
Expected volatility | Lynrock Lake Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		0.392	0.516
Expected volatility | Yorkville Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		0.392	0.516
Expected volatility | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.240			0.230
Expected volatility | Derivative Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input			1.250	1.200
Discount rate applicable to revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input				0.070	0.070
Discount rate applicable to revenue | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.070			0.070
Risk-free rate of return
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input				0.042	0.049
Reverse recapitalization, contingent consideration, liability, measurement input				0.042	0.045
Risk-free rate of return | Lynrock Lake Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		0.044	0.043
Risk-free rate of return | Yorkville Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		0.040	0.041
Risk-free rate of return | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.039			0.042
Risk-free rate of return | Derivative Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input			0.041	0.042
Expected annual dividend yield | Lynrock Lake Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		0	0
Expected annual dividend yield | Yorkville Warrant
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input		0	0
Risk premium
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input				0.027	0.025
Risk premium | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.031			0.027
Cost of debt
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input				0.155	0.155
Cost of debt | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.155			0.155
Credit risk spread
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input				0.113	0.110
Credit risk spread | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.116			0.113
Equity volatility
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input				1.200	1.300
Equity volatility | Earnout Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	1.100			1.200
Debt discount
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input				0.300	0.300
Debt discount | Derivative Liability
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input			0.300	0.300